GIBSON, DUNN & CRUTCHER LLP
Lawyers

A REGISTERED LIMITED LIABILITY PARTNERSHIP
INCLUDING PROFESSIONAL CORPORATIONS

333 South Grand Avenue, Los Angeles, California 90071-3197
(213) 229-7000
www.gibsondunn.com
 tshin@gibsondunn.com

 May 20, 2005

Direct Dial	Client Matter No.
(213) 229-7125	C 50538-00011
Fax No. (213) 229-6125

Via EDGAR and Federal Express

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	K&F Industries Holdings, Inc. Registration Statement on Form S-1 filed May 20, 2005 File No. 333-

Dear Commissioners:

        On behalf of K&F Industries Holdings, Inc., a Delaware corporation (the "Corporation"), we have filed as of the date hereof an initial Registration Statement on Form S-1 under the Securities Act of 1933 (File No. 333-            ) (the "Registration Statement") covering a securities offering by the Corporation of shares of its common stock, par value $0.01 per share, to be issued in connection with the Corporation's proposed initial public offering. For your convenience, we are also providing you, via Federal Express, with a hard copy of this cover letter accompanied by ten (10) copies of the Registration Statement.

        We intend to file a pre-effective amendment to this Registration Statement prior to the offering of shares of the Corporation. This pre-effective amendment will include the information that has been excluded from this initial Registration Statement, including certain exhibits not filed herewith.

Securities and Exchange Commission
May 20, 2005

        If you have any comments or questions, please do not hesitate to contact Timothy J. Hart at (310) 552-8619 or myself at (213) 229-7125.

Very truly yours,
/s/ TILDA L. SHIN

Tilda L. Shin

CSC/cc

cc:	Kenneth M. Schwartz, K&F Industries Holdings, Inc. Timothy J. Hart, Esq., Gibson, Dunn & Crutcher LLP Candice S. Choh, Esq., Gibson, Dunn & Crutcher LLP